Earnings per share - Basic (Details) - AUD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Earnings per share
Net profit attributable to owners of WBC	$ 5,694	$ 5,458	$ 2,290
Adjustment for RSP dividends	(3)	(2)	(2)
Adjusted net profit attributable to owners of WBC	$ 5,691	$ 5,456	$ 2,288
Weighted average number of ordinary shares
Weighted average number of ordinary shares on issue	3,564	3,657	3,595
Treasury shares (including RSP share rights)	(5)	(4)	(5)
Adjusted weighted average number of ordinary shares	3,559	3,653	3,590
Earnings per ordinary share (cents)	$ 1.599	$ 1.494	$ 0.637